CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Effects of Changes in Company's Ownership Interest

	Year Ended December 31,
	2021	2020	2019
Net (loss) income attributable to Melco Resorts & Entertainment Limited	$(811,751)	$(1,263,492)	$373,173

Transfers (to) from noncontrolling interests:

The Philippine subsidiaries
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors	—	(16)	(30)
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market	(6,951)	(46)	—

Sub-total	(6,951)	(62)	(30)

Studio City International
Increase in additional paid-in capital resulting from the private placements	—	42	—

Sub-total	—	42	—

Changes from net (loss) income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$(818,702)	$(1,263,512)	$373,143